Stockholders' Equity / (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity/ (Deficit)

Note 13 – Stockholders’ Equity / (Deficit)

Preferred Stock Designations

On March 20, 2020, FaceBank amended its Articles of Incorporation to withdraw, cancel and terminate the previously-filed (i) Certificate of Designation of with respect to 5,000,000 shares of its Series A Preferred Stock, par value $0.0001 per share, (ii) Certificate of Designation with respect to 1,000,000 shares of its Series B Preferred Stock, par value $0.0001 per share, (iii) Certificate of Designation with respect to 41,000,000 shares of its Series C Preferred Stock, par value $0.0001 per share and (iv) Certificate of Designation with respect to 1,000,000 shares of its Series X Preferred Stock, par value $0.0001 per share. Upon the withdrawal, cancelation and termination of such designations, all shares previously designated as Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series X Preferred Stock were returned to the status of authorized but undesignated shares of FaceBank’s Preferred Stock, par value $0.0001 per share.

On March 20, 2020, in connection with the Merger, FaceBank filed an amendment to its Articles of Incorporation to designate 35,800,000 of its authorized preferred stock as “Series AA Convertible Preferred Stock” pursuant to a Certificate of Designation of Series AA Convertible Preferred Stock (the “Series AA Preferred Stock Certificate of Designation”). The Series AA Convertible Preferred Stock (the “Series AA Preferred Stock”) has no liquidation preference. The Series AA Preferred Stock is entitled to receive dividends and other distributions as and when paid on the Common Stock on an as converted basis. Each share of Series AA Preferred Stock is initially convertible into two shares of Common Stock, subject to adjustment as provided in the Series AA Preferred Stock Certificate of Designation and shall only be convertible immediately following the sale of such shares on an arms’-length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act. Each share of Series AA Preferred Stock shall have 0.8 votes per share (the “Voting Rate”) on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding. The Voting Rate shall be subject to adjustment in the event of stock splits, stock combinations, recapitalizations reclassifications, extraordinary distributions and similar events.

Common Stock Activity

Issuance of Common Stock for Cash

The Company raised approximately $2.3 million through issuances of an aggregate of 795,593 shares of its common stock in private placement transactions during the three months ended March 31, 2020 to investors.

Issuance of Common Stock Related to PEC Acquisition

During the three-months ended March 31, 2020, the Company issued 1,552,070 shares of its common stock in exchange for 3,727,080 shares of its subsidiary PEC. The interests exchange in PEC were previously recorded within noncontrolling interests and the transaction was accounted for as a reduction of $1.1 million of noncontrolling interests for the carrying value of those noncontrolling interests at the date of exchange with an offsetting increase in Additional paid-in capital.

Issuance of Common Stock for Services Rendered

On January 1, 2020, the Company entered into the first amendment to a joint business development agreement and issued 200,000 shares of its restricted common stock with a fair value of $1.8 million in exchange for business development services.

During the three months ended March 31, 2020, the Company issued 275,000 shares of its common stock with a fair value of $2.3 million in exchange for consulting services.

During the three months ended March 31, 2020, the Company issued 62,500 shares of its common stock with a fair value of approximately $0.6 million in exchange for services rendered in connection with the Company’s amended Digital Likeness Development Agreement by and among Floyd Mayweather, the Company and FaceBank, Inc., effective as of July 31, 2019, as amended (the “Mayweather Agreement”).

During the three months ended March 31, 2020, the Company issued 2,500 shares of its common stock with a fair value of $26,000 in exchange for consulting services.

Issuance of Common Stock for Employee Compensation

On February 20, 2020, the Company issued 300,000 shares of its common stock to an officer of the Company at a fair value of $2.7 million, or $9.00 per share.

During the three months ended March 31, 2020, the Company issued 200,000 shares of its common stock with a fair value of $1.6 million as compensation to service providers for services rendered.

Issuance of Common Stock in Connection with Convertible Notes

During the three months ended March 31, 2020, the Company issued 7,500 shares of its common stock with a fair value of approximately $0.1 million in connection with the issuance of convertible notes.

Equity Compensation Plan Information

The Company’s 2014 Equity Incentive Stock Plan (the “2014 Plan”) provides for the issuance of up to 166,667 incentive stock options and nonqualified stock options to the Company’s employees, officers, directors, and certain consultants. The 2014 Plan is administered by the Company’s Board and has a term of 10 years.

Contemporaneous with the closing of the Merger, the Company assumed 8,051,098 stock options issued and outstanding under the fuboTV Inc. 2015 Equity Incentive Plan (the “2015 Plan”) with a weighted-average exercise price of $1.32 per share. From an after the Effective Time, such options may be exercised for shares of our common stock under the terms of the 2015 Plan.

On April 1, 2020, the Company approved the establishment of the FaceBank 2020 Equity Incentive Plan. The Company created an incentive option pool of 12,116,646 shares of FaceBank Common Stock under the Plan.

On May 21, 2020, we established our Outside Director Compensation Policy to set forth guidelines for the compensation of our non-employee directors for their service on our Board of Directors.

Options

The fair value of the Company’s common stock was based upon the publicly quoted price on the date that the final approval of the awards was obtained. The Company does not expect to pay dividends in the foreseeable future so therefore the expected dividend yield is 0%. The expected term for stock options granted with service conditions represents the average period the stock options are expected to remain outstanding and is based on 10 years. The Company obtained the risk-free interest rate from publicly available data published by the Federal Reserve. The Company uses a methodology in estimating its volatility percentage from a computation that was based on a comparison of average volatility rates of similar companies to a computation based on the standard deviation of the Company’s own underlying stock price’s daily logarithmic returns. During the three months ended March 31, 2020, 280,000 options were granted outside of the Plan, and there were no options granted during the three months ended March 31, 2019.

The following reflects the stock option activity for the three months ended March 31, 2020:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	16,667	$28.20	$-	8.1
Granted	280,000	$7.20	$322,000	4.7
Outstanding as of March 31, 2020	296,667	$8.38	$322,000	4.9

Options vested and exercisable as of March 31, 2020	296,667	$8.38	$322,000	4.9

During the three months ended March 31, 2020, in connection with the Mayweather Agreement, the Company granted options to purchase 280,000 shares of the Company’s common stock at an exercise price of $7.20 per share. This option has a fair value of $1,031,000, a five-year term and expires on December 21, 2024.

As of March 31, 2020, there was no unrecognized stock-based compensation expense.

Warrants

A summary of the Company’s outstanding warrants as of March 31, 2020 are presented below:

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value
Outstanding as of December 31, 2019	200,007	$12.15	$-
Issued	3,411,349	$5.11	$11,038,616
Expired	(200,000)	$-	$-
Outstanding as of March 31, 2020	3,411,356	$5.16	$11,038,616
Warrants exercisable as of March 31, 2020	3,411,356	$5.16	$11,038,616

On March 19, 2020, in connection with its Note Purchase Agreement (see Note 9), the Company issued the FB Loan Warrant, a warrant to purchase 3,269,231 shares of its common stock with a fair value of $15.6 million.

On March 30, 2020, the Company issued 142,118 warrants in connection with a $1.1 million convertible note. The exercise price is $7.74 with a 5-year term. The Company received the proceeds from the convertible note on April 1, 2020 and will therefore record the balance sheet impact of this warrant and convertible note on April 1, 2020.

Note 14 - Stockholders’ Equity/ (Deficit)

Authorized Share Capital

The Company amended its articles of incorporation on January 9, 2019 to increase the authorized share capital to 400 million shares of common stock.

Series A Preferred Shares

The Company had no shares, par value $0.0001, of series A Preferred Shares, issued and outstanding at December 31, 2019 and 2018. Series A Preferred shares have no rights to receive dividends or any distributions, but each series A Preferred share entitles the holder to 100 votes relative to each share of common stock. Series A Preferred shares have no conversion rights.

Series B Convertible Preferred Shares

The Company had no shares, par value $0.0001, of series B Convertible Preferred Shares, issued and outstanding at December 31, 2019 and 2018. Series B Convertible Preferred shares have no rights to receive dividends or any distributions; however, each series B Convertible Preferred share entitles the holder to 1 vote relative to each share of common stock. Each series B Convertible Preferred share is convertible into 2 shares of common stock. Series B Convertible Preferred shares are also exempt from any adjustment to the conversion ratio in the event of a split or reverse stock split of the common stock.

Series C Convertible Preferred Shares

The Company had no shares, par value $0.0001, of series C Convertible Preferred Shares, issued and outstanding at December 31, 2019 and 2018. Series C Convertible Preferred shares have no rights to receive dividends or any distributions; however, each series C Convertible Preferred share entitles the holder to 1 vote relative to each share of common stock. Each series C Convertible Preferred share is convertible into 2 shares of common stock. Series C Convertible Preferred shares are also exempt from any adjustment to the conversion ratio in the event of a split or reverse stock split of the common stock.

Series X Convertible Preferred Shares

The Company had no shares, par value $0.0001, of Series X Convertible Preferred Shares, issued and outstanding at December 31, 2019 and 2018, respectively. Series X Convertible Preferred shares have the rights to receive dividends or any distributions on a “as-converted basis” and also each Series X Convertible Preferred stockholder held the right to 1 vote relative to each stockholder of common stock, on a “as-converted basis.” Each Series X Convertible Preferred share is convertible into 15 shares of common stock. On February 28, 2019, the 1,000,000 Series X Preferred Shares automatically converted into 15,000,000 shares of common stock.

Common Stock Activity

Issuance of Common Stock for Cash

In March 2019, the Company raised $1.1 million in a private placement transaction by issuing 93,910 shares of its common stock for $11.28 per share to a Hong Kong-based family office group. The Company contemporaneously issued warrants to purchase an additional 200,000 shares of common stock to the investor in this transaction. The warrants feature an exercise price of $11.31 per share, and may be exercised at any time prior to March 31, 2020. The warrants were determined to be equity instruments and are therefore classified within stockholders’ equity in accordance with ASC 815.

The Company raised an additional $2.5 million through issuances of an aggregate of 1,028,497 shares of its common stock in private placement transactions during the year ended December 31, 2019 to several other investors.

During the year ended December 31, 2018, the Company issued 623,578 shares of common stock for proceeds of $3.2 million

Issuance of Common Stock to Settle a Lease Dispute

During the year ended December 31, 2019, the Company issued 18,935 shares of its common stock, at a fair value of approximately $0.1 million or $6.90 per share, to settle a lease dispute.

Issuance of Common Stock for Acquisitions

During the year ended December 31, 2019, the Company issued 2,500,000 shares of its common stock, at a fair value of approximately $19.95 million, or approximately $7.98 per share, related to its acquisition of Facebank AG and Nexway.

During the year ended December 31, 2019, the Company issued 2,503,333 shares of its common stock in exchange for 40,991,276 shares of its subsidiary PEC. The interests exchange in PEC were previously recorded within noncontrolling interests and the transaction was accounted for as a reduction of approximately $4.0 million of noncontrolling interests for the carrying value of those noncontrolling interests at the date of exchange with an offsetting increase in additional paid-in capital.

Issuance of Common Stock for Services Rendered

During the year ended December 31, 2019, the Company issued 15,009 shares of its common stock at a fair value of approximately $0.1 million or $6.72 per share for services rendered.

During the year ended December 31, 2019, the Company issued 20,000 shares of its common stock at a fair value of approximately $200,000 or $10.00 per share in connection with a consulting agreement.

Issuance of Common Stock for Cancellation of a Consulting Agreement

During the year ended December 31, 2019, the Company issued 2,000 shares of its common stock at a fair value of approximately $13,000 or $6.59 per share in connection with the cancellation of a consulting agreement.

Issuance of Common Stock to Satisfy Investment Obligation

On October 24, 2019, the Company satisfied its obligations under its investment agreement with Panda Productions (HK) Limited by issuing 175,000 common shares, in lieu of its obligation to fund an additional $1.0 million in cash. On October 24, 2019, the fair value of the 175,000 shares was approximately $1.9 million or $10.96 per share, and the additional $0.9 million was recorded as a loss on investment during the year ended December 31, 2019.

Issuance of Common Stock and Options for Employee Services

During the year ended December 31, 2018, the Company issued an aggregate of 407,943 shares of fully vested common stock at an aggregate fair value of $3.3 million to various non-employee service providers. On February 1, 2018, the Company granted options to purchase 16,667 shares of common stock to Alex Bafer, the Company’s Chief Executive Officer from February 1, 2018 until August 8, 2018. The options have a 10-year term and an exercise price of $28.20. The fair value of the options on the grant date was $470,000.

Issuance of Common Stock for Commitment Fee

During the year ended December 31, 2018 pursuant to securities purchase agreements with Auctus Fund, the Company issued 6,667 shares to Auctus as a commitment fee valued at $118,000.

Issuance of Common Stock upon Conversion of Note Payable

During the year ended December 31, 2019, the Company issued 16,666 shares of its common stock with a fair value of $50,000, or $3.00 per share, upon the contractual conversion of principal of a convertible note payable.

During the year ended December 31, 2018, the Company issued 4,334 shares of its common stock with a fair value of $18,000 upon the contractual conversion of principal of a convertible note payable.

Issuance of Common Stock for Cashless Exercise of Warrants

During the year ended December 31, 2018, the Company issued 15,606 shares of its common stock upon the cashless exercise of warrants. The Company intended to issue 5,114 shares related to this cashless exercise, however, the actual shares issued totaled 15,606. The Company recorded a loss of approximately $94,000 on the additional 10,492 shares which were issued erroneously. The 10,492 shares were canceled during the year ending December 31, 2019.

Issuance of Common Stock Upon Exchange of Series A Preferred Stock

During the year ended December 31, 2018 the Company issued 3,633,333 shares of its common stock upon the exchange of 5,000,000 shares of Series A Preferred Stock pursuant to the terms of the certificate of designation of the Series A Preferred Stock. The quantity of common stock issued was determined by reference to the preferential voting and financial participation rights of the Series A preferred Stockholder.

Issuance of Common Stock Upon Conversion of Series B Preferred Stock

During the year ended December 31, 2018 the Company issued 66,667 shares of common stock upon the contractual conversion of 1,000,000 shares of Series B Convertible Preferred Stock pursuant to the terms of the certificate of designation of the Series B Convertible Preferred Stock.

Issuance of Common Stock Upon Conversion of Series C Convertible Preferred Stock

During the year ended December 31, 2018 the Company issued 94,966 shares of common stock upon the contractual conversion of 1,424,491 shares of Series C Convertible Preferred Stock pursuant to the terms of the certificate of designation of the Series C Convertible Preferred Stock.

Issuance of Series X Convertible Preferred Stock for Business Acquisition

During the year ended December 31, 2018 the Company issued 1,000,000 shares of Series X Convertible Preferred stock to the selling shareholder as consideration in the acquisition of EAI. The series X Convertible Preferred shares are convertible into an aggregate of 15,000,000 shares of common stock.

Issuance of Common Stock for Purchase of Asset

In November 2018, the Company acquired Namegames LLC pursuant to an agreement dated February 1, 2018 and issued 23,360 shares of common stock with an aggregate issuance date fair value of $658,000 (Note 4).

Equity Compensation Plan Information

The Company has adopted a 2014 Equity Incentive Stock Plan (the “Plan”). The Plan provides for the issuance of up to 166,667 incentive stock options and nonqualified stock options to the Company’s employees, officers, directors, and certain consultants. The Plan is administered by the Company’s Board, and has a term of 10 years.

Options

The fair value of the Company’s common stock was based upon the publicly quoted price on the date that the final approval of the awards was obtained. The Company does not expect to pay dividends in the foreseeable future so therefore the expected dividend yield is 0%. The expected term for stock options granted with service conditions represents the average period the stock options are expected to remain outstanding and is based on 10 years. The Company obtained the risk-free interest rate from publicly available data published by the Federal Reserve. The Company uses a methodology in estimating its volatility percentage from a computation that was based on a comparison of average volatility rates of similar companies to a computation based on the standard deviation of the Company’s own underlying stock price’s daily logarithmic returns. There were no options granted during the year ended December 31, 2019. The grant date fair value of stock options granted during year ended December 31, 2018 was approximately $470,000. The fair value of options granted during the year ended December 31, 2018 were estimated using the following weighted-average assumptions:

Year ended December 31, 2018
Exercise price	$28.20
Expected stock price volatility	222
Risk-free rate of interest	2.78
Term (years)	10.0

A summary of option activity under the Company’s employee stock option plan for years ended December 31, 2018 and 2019 are presented below:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2017	-	$-	$-	-
Granted	16,667	28.20	-	9.1
Outstanding as of December 31, 2018	16,667	$28.20	$-	9.1
Outstanding as of December 31, 2019	16,667	$28.20	$-	8.1
Options vested and exercisable as of December 31, 2019	16,667	$28.20	$-	8.1

As of December 31, 2019, there was no unrecognized stock-based compensation expense.

Warrants

A summary of the Company’s outstanding warrants as of December 31, 2019 and 2018 are presented below:

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2017	3,015	$15.00	$-	4.7
Exercised	(3,008)	15.00		-
Outstanding as of December 31, 2018**	7	$24,000.00	$-	2.9
Issued	200,000	11.31	-	0.2
Outstanding as of December 31, 2019	200,007	$12.15	$-	0.2
Warrants exercisable as of December 31, 2019	200,007	$12.15	$-	0.2

** The warrants outstanding as of December 31, 2018 had an original exercise price of $0.80. In January 2017, the Company executed a 1-for-10,000 reverse split, that resulted in an exercise price of $800. Following the 1 for 30 reverse split in February 2019, the exercise price is currently $24,000 per share.

During the year ended December 31, 2018, 3,008 warrants were converted to 15,606 shares in a cashless exercise. The Company recorded $94,000 loss on the excess shares issued for this transaction.